Revenues - Additional Information (Details1)	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Disaggregation Of Revenue [Line Items]
Revenue remaining performance obligation, expected satisfaction period	1 year
Revenue, remaining performance obligation, expected timing of satisfaction, year	2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Disaggregation Of Revenue [Line Items]
Revenue remaining performance obligation, expected satisfaction period	1 year
Revenue, remaining performance obligation, expected timing of satisfaction, year	2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2025-01-01
Disaggregation Of Revenue [Line Items]
Revenue remaining performance obligation, expected satisfaction period	1 year
Revenue, remaining performance obligation, expected timing of satisfaction, year	2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01
Disaggregation Of Revenue [Line Items]
Revenue remaining performance obligation, expected satisfaction period	1 year
Revenue, remaining performance obligation, expected timing of satisfaction, year	2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2027-01-01
Disaggregation Of Revenue [Line Items]
Revenue remaining performance obligation, expected satisfaction period	1 year
Revenue, remaining performance obligation, expected timing of satisfaction, year	2027